UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	October 28, 2009
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: 145,923 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1749 26900.000SH       SOLE                26625.000           275.000
AMERICAN INTERNATIONAL GROUP C COM              026874784     3297 74735.000SH       SOLE                74530.000           205.000
APPLE INC                      COM              037833100     1949 10515.000SH       SOLE                10365.000           150.000
AT&T Inc.                      COM              00206R102     1485 54950.000SH       SOLE                54800.000           150.000
BANK OF AMERICA CORP           COM              060505104     4815 284532.000SH      SOLE               280075.000          4457.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     2727   27.000 SH       SOLE                   27.000
CHESAPEAKE ENERGY CORP         COM              165167107     3096 109000.000SH      SOLE               109000.000
CITIGROUP                      COM              172967101     1222 252350.001SH      SOLE               250600.001          1750.000
COMERICA INC COM               COM              200340107     2515 84750.000SH       SOLE                84375.000           375.000
CONOCOPHILLIPS                 COM              20825C104     1346 29800.000SH       SOLE                29650.000           150.000
COVENTRY HEALTH CARE INC       COM              222862104      305 15275.000SH       SOLE                15275.000
DOMINOS PIZZA INC              COM              25754A201     1052 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108      845 19600.000SH       SOLE                19600.000
ENSCO INTERNATIONAL INC        COM              26874Q100     1574 37000.000SH       SOLE                37000.000
FANNIE MAE                     COM              313586109     1882 1237570.000SH     SOLE              1217570.000         20000.000
FEDERAL HOME LN MTG CP COM     COM              313400301     1365 758000.000SH      SOLE               754000.000          4000.000
FIFTH THIRD BANCORP            COM              316773100     3394 335000.000SH      SOLE               335000.000
FORD MOTOR COMPANY             COM              345370860     2748 381071.000SH      SOLE               381071.000
FORTUNE BRANDS INC             COM              349631101     1833 42645.000SH       SOLE                42360.000           285.000
GENERAL ELEC CO COM            COM              369604103     5127 312227.000SH      SOLE               306902.000          5325.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1254 6800.000 SH       SOLE                 6800.000
GOOGLE                         COM              38259P508     1736 3500.000 SH       SOLE                 3500.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1123 11550.000SH       SOLE                11550.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      479 4000.000 SH       SOLE                 4000.000
KRAFT FOODS INC-A              COM              50075n104      448 17034.000SH       SOLE                17034.000
LAS VEGAS SANDS CORP           COM              517834107     1946 115500.000SH      SOLE               115500.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      634 85630.000SH       SOLE                85630.000
MERCK & CO INC COM             COM              589331107     3299 104275.000SH      SOLE               103900.000           375.000
MGM MIRAGE                     COM              552953101     6554 544330.000SH      SOLE               532630.000         11700.000
MICROSOFT CORP COM             COM              594918104     1501 58350.000SH       SOLE                55750.000          2600.000
NOBLE CORP                     COM              G65422100     3237 85250.000SH       SOLE                85000.000           250.000
NUCOR CORP                     COM              670346105     1418 30155.000SH       SOLE                30155.000
RESEARCH IN MOTION             COM              760975102     1554 22965.000SH       SOLE                22815.000           150.000
REYNOLDS AMERICAN INC          COM              761713106     1545 34700.000SH       SOLE                34500.000           200.000
SHIP FINANCE INTL LTD          COM              G81075106     2188 178000.000SH      SOLE               178000.000
SLM CORP                       COM              78442P106     1526 175000.000SH      SOLE               175000.000
SPRINT CORP                    COM              852061100     1704 431250.000SH      SOLE               429050.000          2200.000
SUN MICROSYSTEMS INC           COM              866810203     1596 175500.000SH      SOLE               175500.000
ZIMMER HOLDINGS INC            COM              98956P102     2008 37550.000SH       SOLE                37350.000           200.000
DIAMOND TRUST SERIES I                          252787106     1065    10965 SH       SOLE                    10565               400
RUSSELL 1000 INDEX                              464287622     6925   119180 SH       SOLE                    12780            106400
RUSSELL 1000 VALUE INDEX FUND                   464287598     8016   144455 SH       SOLE                    20700            123755
RUSSELL 2000 SMALL CAP INDEX F                  464287655     1595    26465 SH       SOLE                     4765             21700
RUSSELL 2000 VALUE INDEX FUND                   464287630      434     7690 SH       SOLE                     3790              3900
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      256     6000 SH       SOLE                                       6000
RUSSELL MIDCAP INDEX FUND                       464287499    10180   130126 SH       SOLE                     8382            121744
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     4267   120455 SH       SOLE                    12080            108375
ULTRA BASIC MATERIALS PROSHARE                  74347R776     2727   100000 SH       SOLE                                     100000
ULTRA DOW30 PROSHARES                           74347R305     4849   128000 SH       SOLE                    28000            100000
ULTRA FINANCIALS PROSHARES                      74347R743     4776   808070 SH       SOLE                   308070            500000
ULTRA OIL & GAS PROSHARES                       74347R719     2279    71000 SH       SOLE                    21000             50000
ULTRA RUSSELL 1000 VALUE PROSH                  74347R529      886    41000 SH       SOLE                    41000
ULTRA RUSSELL 2000 VALUE PROSH                  74347R479     2132   100000 SH       SOLE                                     100000
ULTRA RUSSELL MIDCAP GROWTH PR                  74347R511     1186    42000 SH       SOLE                    42000
ULTRA RUSSELL MIDCAP VALUE PRO                  74347R495     1200    52600 SH       SOLE                    52600
ULTRA S&P500 PROSHARES                          74347R883     1030    30000 SH       SOLE                    30000
DFA U.S. LARGE CAP VALUE FUND                   233203827     3887 235282.366SH      SOLE                28586.340        206696.026
DFA U.S. MICRO CAP FUND                         233203504      120 11562.649SH       SOLE                11367.675           194.974
DFA U.S. SMALL CAP VALUE FUND                   233203819     1943 101563.510SH      SOLE                19256.505         82307.005
MUNROS EUROPEAN MICROCAP FUND  FE                             2447  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             3672  4000000 SH       SOLE                                    4000000